INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Carry-forwards losses and credits	$ 16,069	$ 11,703
Capital losses carry-forwards	47	90
Research and development expenses	1,351	1,448
Deferred revenues	3,132	4,316
Share-based compensation	5,922	4,347
Accruals and other	1,524	1,183
Deferred tax assets before valuation allowance	28,045	23,087
Less: Valuation allowance	1,647	90
Net deferred tax assets	26,398	22,997
Deferred tax liabilities:
Intangible assets	2,621	3,096
Property and equipment and other	474	558
Deferred tax liabilities	$ 3,095	$ 3,654